Warrant Derivative	6 Months Ended
Mar. 31, 2025
Warrant Derivative [Abstract]
WARRANT DERIVATIVE

Note 8 WARRANT DERIVATIVE

On June 24, 2024, the Company entered into a Business Development & Marketing Consulting Agreement with unrelated investor to provide certain services to the Group in connection with business development, market expansion, sales channel establishment, marketing strategies, and product planning in Japan. Under the Consulting Agreement, the Company agreed to pay $850,000 for the services in the form of 1,416,667 at a price of $0.60 of the Company’s ordinary shares and warrants to purchase up to an initial 708,333 of the Company’s ordinary shares with an initial exercise price of $0.72 per share. On January 2, 2025, the warrants were fully exercised in cashless basis at market value of $1.45 per share. The Company newly issued 356,609 class A ordinary shares for the cashless exercise.

On July 1, 2024, the Company entered into a Software Technology Service Contract with unrelated investor to provide complete system customization, development, testing, delivery, and operation and maintenance services to the Company. Under the Service Agreement, the Company agreed to pay $900,000 for the services in the form of 1,500,000 at a price of $0.60 of the Company’s ordinary shares and warrants to purchase up to an initial 750,000 of the Company’s ordinary shares with an initial exercise price of $0.72 per share. On January 2, 2025, the warrants were fully exercised in cashless basis at market value of $1.45 per share. The Company newly issued 377,586 class A ordinary shares for the cashless exercise.

On September 9, 2024, the Company entered into a Securities Purchase Agreement with certain accredited investors for a private placement offering (“Private Placement”), pursuant to which the Company received gross proceeds of approximately $3,000,000, before deducting any offering expenses, in consideration of (i) 5,454,545 Class A Ordinary Shares; (ii) Series A ordinary warrants to purchase up to 4,090,909 Class A Ordinary Shares with an initial exercise price of $0.605 per share. (“Series A Warrants”), and (iii) Series B ordinary warrants to purchase up to 4,090,909 Class A Ordinary Shares with an initial exercise price of $0.715 per share. (“Series B Warrants”). The Private Placement closed on October 14, 2024. On January 18, 2025, Series A and Series B warrants were fully exercised in cashless basis at market value of $1.69 per share respectively. The Company newly issued 2,626,412 and 2,360,140 class A ordinary shares for the cashless exercise of Series A and Series B warrants respectively.

On November 5, 2024, the Company entered into a definitive acquisition agreement, pursuant to which the Company will purchase all shares of InnoSphere Tech Inc., a company incorporated under the laws of the British Virgin Islands. The total purchase price is US$2,100,000 in the form of 3,500,000 newly issued Class B Ordinary Shares at a price per Class B ordinary share of US$0.60. The Company also granted warrants to purchase 2,625,000 Class A Ordinary Shares of the Company at an exercise price per share equal to US$0.72. The transaction closed on December 16, 2024. No warrants were exercise relating to this transaction by the release date of the financial statements.

 On November 12, 2024, the Company entered into a definitive acquisition agreement pursuant to which PWM will purchase all shares of Tokyo Bay Management Inc. (“Tokyo Bay”), a company incorporated under the laws of the British Virgin Islands. The total purchase price is US$1,500,000 in the form of 2,500,000 newly issued Class B Ordinary Shares of the Company at a price per Class B Ordinary Share of US$0.60. The Company also granted warrants to purchase 1,875,000 Class A Ordinary Shares of the Company at an exercise price per share equal to US$0.72. The transaction also closed on December 16, 2024. No warrants were exercise relating to this transaction by the release date of the financial statements.

As of March 31, 2025 and September 30, 2024, there were 4,500,000 and 1,458,333 warrants were outstanding respectively.

Following is a summary of the warrant activity for the six months ended March 31, 2025, and for the years ended September 30, 2024 and 2023:

			Weighted
			Average
			Remaining
		Average	Contractual
	Number of Warrants	Exercise Price	Term in Years

Outstanding at September 30, 2023	—	$—	—
Granted	1,458,333	0.72	5.38
Exercised	—	—	—
Surrendered	—	—	—
Expired	—	—	—
Outstanding at September 30, 2024	1,458,333	0.72	5.38
Granted	12,681,818	0.68	5.14
Exercised	(9,640,151)	1.65	—
Surrendered	—	—	—
Expired	—	—	—
Outstanding at March 31, 2025	4,500,000	0.72	5.14

The fair value of the warrants was calculated using the Binomial Model with the following assumptions as follows:

	Oct 14,	Nov 5,	Nov 12,
Warrants	2024	2024	2024
Market price per share (USD/share)	$0.77	$0.84	$1.13
Exercise price (USD/share)	0.61-0.72	0.72	0.72
Risk free rate	3.89%	4.17%	4.33%
Dividend yield	—%	—	—
Expected term/Contractual life (years)	5.25	5.50	5.50